SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Feb. 29, 2024	Feb. 28, 2023
Commitments and Contingencies Disclosure [Abstract]
2025	$ 237,653
2026	225,348
2027	223,866
2028	207,558
2029	207,558
2030 and after	449,709
Total lease payments	1,551,692
Less: Interest	(424,679)
Present value of lease liabilities	$ 1,127,013	$ 1,199,211